Business combinations, disposals and other changes in the Group	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Business combinations, disposals and other changes in the Group

23 Business combinations, disposals and other changes in the Group

(a) Acquisitions

The Group acquired certain businesses and other tobacco assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.

On 12 November 2020, the Group acquired 100% of the share capital in Eastern Tobacco Company for Trading, formerly known as Rafique Mohammed Sudki Jad Establishment for Trading when acting as BAT’s distributor in Saudi Arabia (KSA), for £50 million (SAR 246 million). Goodwill of £36 million, representing anticipated synergies, and trademarks and similar intangibles of £39 million, as well as £96 million of cash and cash equivalents, were recognised on acquisition. The transaction is expected to enable the Group to take ownership of its route to market in KSA.

On 21 December 2017, the Group signed an agreement to acquire 100% of the share capital of Twisp Proprietary Limited, a South African e-cigarette/nicotine vapour company with a market share of circa 70% within South Africa and a leading presence in shopping malls via its branded kiosks outlets. Completion of the proposed acquisition was conditional upon South African anti-trust clearance, which was given in the second half of 2019 and BAT acquired control on 30 September 2019 for a purchase price of £25 million of which £6 million is deferred and contingent upon future performance in the market. Goodwill of £12 million, representing a strategic premium to enter this segment of the South African vapour market, and trademarks and similar intangibles of £15 million were recognised on acquisition. Due to difficult trading conditions, the goodwill was fully impaired in 2020 and deferred consideration adjusted by £3 million.

On 8 April 2019, the Group via its US subsidiary R.J. Reynolds Vapor Company (RJR Vapor), acquired a 45% stake in VapeWild Holdings LLC, a vertically integrated vapour manufacturer and retailer with 13 branded vape shops and an e-commerce platform focused on its own branded liquids, for US$40 million. This was followed by a further acquisition of 15% on 24 June 2019 for US$8 million, giving the Group a 60% interest in the target for US$48 million (£36 million). The Group has accounted for these investments as a single transaction and has consolidated VapeWild as a subsidiary from the date of the first investment. Goodwill of £11 million, representing a strategic premium to enter this segment of the US vapour market, and trademarks and similar intangibles of £39 million were recognised on acquisition. Following the announcements with regards to flavours in vapour in the US, goodwill was impaired in full in 2019. The business was subsequently discontinued and liquidation proceedings commenced in December 2020.

On 22 November 2018, the Group completed the acquisition of Quantus Beteiligungs-und Beratungsgesellschaft mbH, Germany’s leading vapour retail chain trading as ‘Highendsmoke’, from a private shareholder. The fair value of consideration payable was £21 million. Goodwill of £11 million, representing a strategic premium to enter the German vapour retail market, and trademarks and similar intangibles of £13 million were recognised on acquisition. As explained in note 8, at the end of 2019, acquired goodwill and intangibles were fully impaired.

On 26 September 2018, as part of an agreement to acquire an additional 44% stake in the Myanmar business, the Group acquired the business and individual assets of a local distributor, Star Way Limited, from IMU Enterprises Limited for £6 million. Goodwill of £3 million, representing anticipated synergies, was recognised on acquisition.

On 5 May 2017, the Group acquired certain tobacco assets, including a distribution company, Express Logistic and Distribution EOOD (ELD), from Bulgartabac Holding AD in Bulgaria. The assets acquired, including brands and other intangibles of £117 million, were purchased for a total consideration of £110 million, of which £28 million was contingent upon future performance in the market. £14 million of this was paid during 2018 and £13 million of this was paid during 2019. Subsequently, ELD was disposed of in 2019 at carrying value.

On 4 January 2017, the Group completed the acquisition of 100% of Winnington Holding AB, a Swedish manufacturer of ‘white’ snus, for a purchase price of £31 million. Goodwill of £8 million and brands and similar intangibles of £28 million were recognised. £8 million of the consideration was contingent on post-acquisition targets being met and was substantially settled in January 2019.

On 30 December 2015, the Group acquired 100% of the CHIC Group from private shareholders. The fair value of the consideration payable was £82 million, of which £30 million was contingent on achievement of certain post-acquisition targets. £6 million of this was paid during 2016, £13 million during 2017 and £1 million in final settlement in 2018.

On 17 November 2015, the Group acquired 100% of Blue Nile Cigarette Company Limited from a private shareholder. The fair value of the consideration payable was £45 million of which £8 million was contingent on achievement of certain post-acquisition targets. Subsequent payments in respect of this were £1 million in 2016, £5 million in 2017, £1 million in 2018 and £1 million in 2019.

On 30 September 2015, the Group acquired TDR and other tobacco and retail assets from Adris Grupa d.d. (Adris) for a total enterprise value of €550 million. Part of the consideration was contingent upon certain targets being met post-acquisition, and £5 million of this was paid in January 2017. In 2019, the Group reached an agreement with Adris regarding the level of contingent consideration such that any remaining amounts would not be paid by the Group and the Group received €3 million in full and final settlement of all claims between Adris and the Group. Consequently, €9 million of cash and deferred consideration was recognised as other income (note 3(e)).

(b) Non-controlling interests

In 2020, the Group made a capital contribution to Brascuba Cigarrillos S.A. at a cost of £17 million (2019: £20 million). This contribution was in proportion to a capital contribution made by the non-controlling interest to the company and as such, the Group’s shareholding remains unchanged.

In 2018, included in the acquisition of non-controlling interests are the purchases of the remaining shares in British American Tobacco Vranje a.d. in Serbia and an additional 44% stake in British American Tobacco Myanmar Limited. The financial impact of these transactions to the Group is immaterial individually and in aggregate.

(c) Other transactions

On 20 October 2020, the Group acquired the formulations, brands, associated know-how and other relevant assets owned by Dryft Sciences, LLC (DSL) relating to its white nicotine pouch products for consideration of up to US$150 million payable in accordance with the achievement of certain milestones. The transaction has been accounted for as an asset acquisition, rather than as a business combination, as the intellectual property and associated assets acquired do not represent an integrated set of activities required by IFRS for business combination accounting. Consequently, the consideration payable has been assigned to the acquired assets by relative fair value.

During 2020, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE “Samfruit” JSC to 38.63%, for £5 million.

On 10 January 2019, the Group acquired a minority stake in AYR Limited, a vapour technology company based in the UK, for £8 million, with the potential to increase this in the future. The investment terms also provide for the Group and AYR to agree a commercial collaboration agreement under which the Group and AYR will jointly develop future vaping products.